Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation
Basis of Presentation
Bloomin’ Brands, Inc. (“Bloomin’ Brands” or the “Company”) was formed by an investor group comprised of funds advised by Bain Capital Partners, LLC and Catterton Management Company, LLC (the “Sponsors”) and Chris T. Sullivan, Robert D. Basham and J. Timothy Gannon (the “Founders”) and certain members of management. Bloomin’ Brands is a holding company and conducts its operations through OSI Restaurant Partners, LLC (“OSI”), the Company’s primary operating entity, and New Private Restaurant Properties, LLC, an indirect wholly-owned subsidiary of the Company that leases certain Company-owned restaurant properties to a subsidiary of OSI. In August 2012, the Company completed an initial public offering of its common stock.
The Company owns and operates casual, polished casual and fine dining restaurants primarily in the United States. The Company’s restaurant portfolio has five concepts: Outback Steakhouse, Carrabba’s Italian Grill, Bonefish Grill, Fleming’s Prime Steakhouse and Wine Bar and Roy’s. Additional Outback Steakhouse, Carrabba’s Italian Grill and Bonefish Grill restaurants in which the Company has no direct investment are operated under franchise agreements.
The Company has reclassified certain items in the accompanying consolidated financial statements for prior periods to be comparable with the classification for the three months ended March 31, 2013. These reclassifications had no effect on previously reported net income.
The accompanying interim unaudited consolidated financial statements have been prepared by the Company pursuant to the rules and regulations of the Securities and Exchange Commission. Accordingly, they do not include all the information and footnotes required by generally accepted accounting principles in the United States (“U.S. GAAP”) for complete financial statements. In the opinion of the Company, all adjustments necessary for the fair presentation of the Company’s results of operations, financial position and cash flows for the periods presented have been included and are of a normal, recurring nature. The results of operations for interim periods are not necessarily indicative of the results to be expected for the full-year. These financial statements should be read in conjunction with the audited financial statements and notes thereto for the year ended December 31, 2012 included in this prospectus.

Basis of Presentation
Basis of Presentation
Bloomin’ Brands, Inc. (“Bloomin’ Brands” or the “Company”), formerly known as Kangaroo Holdings, Inc., was formed by an investor group comprised of funds advised by Bain Capital Partners, LLC (“Bain Capital”), Catterton Management Company, LLC (“Catterton”), Chris T. Sullivan, Robert D. Basham and J. Timothy Gannon (the “Founders”) and certain members of management. On June 14, 2007, Bloomin’ Brands acquired OSI Restaurant Partners, Inc. by means of a merger and related transactions (the “Merger”). At the time of the Merger, OSI Restaurant Partners, Inc. was converted into a Delaware limited liability company named OSI Restaurant Partners, LLC (“OSI”). In connection with the Merger, Bloomin’ Brands implemented a new ownership and financing arrangement for some of its restaurant properties, pursuant to which Private Restaurant Properties, LLC (“PRP”), a wholly-owned subsidiary of Bloomin’ Brands, acquired 343 restaurant properties from OSI and leased them back to subsidiaries of OSI. OSI remains the Company’s primary operating entity and New Private Restaurant Properties, LLC, another indirect wholly-owned subsidiary of the Company, continues to lease certain of the Company-owned restaurant properties to OSI’s subsidiaries. On August 13, 2012, the Company completed an initial public offering of its common stock (see Note 3).
The Company owns and operates casual, polished casual and fine dining restaurants primarily in the United States. The Company’s restaurant portfolio has five concepts: Outback Steakhouse, Carrabba’s Italian Grill, Bonefish Grill, Fleming’s Prime Steakhouse and Wine Bar and Roy’s. Additional Outback Steakhouse, Carrabba’s Italian Grill and Bonefish Grill restaurants in which the Company has no direct investment are operated under franchise agreements.
In the opinion of the Company, all adjustments necessary for the fair presentation of the Company’s results of operations, financial position and cash flows for the periods presented have been included.